Trade payables	12 Months Ended
Dec. 31, 2022
Trade Payables
Trade payables

Note	26 | Trade payables

		12.31.22	12.31.21
Non-current
Customer guarantees		604	716
Customer contributions		316	571
Total non-current		920	1,287

Current
Payables for purchase of electricity - CAMMESA (1)		142,687	112,239
Provision for unbilled electricity purchases - CAMMESA		23,386	18,466
Suppliers		12,915	16,639
Related parties	35.c	205	—
Advance to customer		581	912
Customer contributions		34	63
Discounts to customers		1	72
Total current		179,809	148,391

(1)	As of December 31, 2022 are disclosed net of the credits recognized by the SE under the Memorandum of Agreement on the Regularization of Payment Obligations for $ 24,174 (Note 2.c).

The fair values of non-current customer contributions as of December 31, 2022 and 2021 amount to $ 38.9 and $ 90.4, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a representative market rate for this type of transactions. The applicable fair value category is Level 3.

The value of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.